Restructuring (Tables)	3 Months Ended
Mar. 31, 2017
Restructuring Charges
	Workforce	Onerous
	Reductions	Lease	Total
	(in thousands)

Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	-	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(375)	(768)
Provision at March 31, 2017	-	$1,023	$1,023
Asset	Onerous
	Impairment	Lease	Total
	(in thousands)

Total provision recognized	$5,629	$3,167	$8,796
Asset write-off	(5,629)	-	(5,629)
Provision at December 31, 2014	-	$3,167	$3,167
Utilized	-	(1,167)	(1,167)
Provision at December 31, 2015	-	2,000	2,000
Utilized	-	(1,359)	(1,359)
Provision at December 31, 2016	-	641	641
Utilized	-	(149)	(149)
Provision at March 31, 2017	-	492	492